First Trust NASDAQ Clean Edge Smart Grid Infrastructure Index Fund
SUMMARY INFORMATION
INVESTMENT OBJECTIVE

The First Trust NASDAQ(R) Clean Edge(R) Smart Grid Infrastructure Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the NASDAQ OMX(R) Clean Edge(R) Smart Grid Infrastructure Index(SM) (the "Index").

FEES AND EXPENSES OF THE FUND

The following table describes the fees and expenses you may pay if you buy and hold Shares of the Fund. Investors purchasing and selling Shares may be subject to costs (including customary brokerage commissions) charged by their broker.

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees	First Trust NASDAQ Clean Edge Smart Grid Infrastructure Index Fund
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		First Trust NASDAQ Clean Edge Smart Grid Infrastructure Index Fund
Management Fees		0.40%
Distribution and Service (12b-1) Fees		none
Other Expenses		0.45%
Total Annual Fund Operating Expenses		0.85%
Fee Waiver and Expense Reimbursement	[1]	0.15%
Total Net Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement		0.70%
[1]	First Trust has agreed to waive fees and/or pay the Fund's expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, brokerage commissions and other trading expenses, taxes, and extraordinary expenses) from exceeding 0.70% of its average daily net assets per year at least until January 31, 2013. Expenses borne by First Trust are subject to reimbursement by the Fund for up to three years from the date the fee or expense was incurred, but no reimbursement payment will be made by the Fund at any time if it would result in the Fund's expenses exceeding 0.70% of its average daily net assets per year. The agreement may be terminated by the Trust on behalf of the Fund at any time and by First Trust only after January 31, 2013 upon 60 days' written notice.

EXAMPLE

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account customary brokerage commissions that you pay when purchasing or selling Shares of the Fund in the secondary market.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then you retain the Shares or redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's net operating expenses remain at current levels until January 31, 2013. Additionally, the example assumes that the Fund imposes a 12b-1 fee of 0.25% per annum of the Fund's average daily net assets following January 31, 2013. The example assumes that First Trust's agreement to waive fees and/or pay the Fund's expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, brokerage commissions and other trading expenses, taxes, and extraordinary expenses) from exceeding 0.70% of average daily net assets per year will be terminated following January 31, 2013. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption (USD $)	1 Year	3 Years	5 Years	10 Years
First Trust NASDAQ Clean Edge Smart Grid Infrastructure Index Fund	72	282	540	1,279

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 28% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund will normally invest at least 90% of its net assets (plus the amount of any borrowings for investment purposes) in common stocks that comprise the Index or in depositary receipts that may include American Depositary Receipts ("ADRs"), Global Depositary Receipts ("GDRs"), European Depositary Receipts ("EDRs") or other depositary receipts (collectively "Depositary Receipts") representing securities in the Index. First Trust will seek to match the performance of the Index (before the Fund's fees and expenses).

The Fund, using an "indexing" investment approach, attempts to replicate, before fees and expenses, the performance of the Index. First Trust seeks a correlation of 0.95 or better (before fees and expenses) between the Fund's performance and the performance of the Index; a figure of 1.00 would represent perfect correlation. First Trust will regularly monitor the Fund's tracking accuracy and will seek to maintain an appropriate correlation.

The Index is designed to act as a transparent and liquid benchmark for the grid and electric energy infrastructure sector. The Index includes companies that are primarily engaged and involved in electric grid, electric meters and devices, networks, energy storage and management, and enabling software used by the smart grid infrastructure sector.

Each March and September, Clean Edge, Inc. ("Clean Edge") provides The NASDAQ OMX Group, Inc. ("NASDAQ OMX") with a list of companies to be included in the Index. In order to be eligible for inclusion in the Index, the issuer of the security must be classified by Clean Edge as a smart grid, electric infrastructure and/or other grid-related activities company. Clean Edge then screens the companies identified as such using the eligibility criteria described under "Index Information." The list of remaining companies is provided to NASDAQ OMX, which then compiles the Index. NASDAQ OMX determines the respective market-capitalization weighting of each of the securities included in the Index (the "Index Securities") and balances the Index accordingly each March, June, September and December.

Clean Edge, founded in 2000, is the world's first research and publishing firm devoted to the clean-tech sector. The company, via its publications, events, and online services, helps companies, investors, and governments understand and profit from clean technologies. NASDAQ OMX is the world's largest exchange company with trading, technology and public company service capability spanning six continents.

The Fund may lend securities representing up to 20% of the value of its total assets to broker-dealers, banks and other institutions to generate additional income. When the Fund loans its portfolio securities, it will receive, at the inception of each loan, cash collateral equal to at least 102% (for domestic securities) or 105% (for international securities) of the market value of the loaned securities.

PRINCIPAL RISKS

You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

MARKET RISK. Market risk is the risk that a particular stock owned by the Fund, Shares of the Fund or stocks in general may fall in value. Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in stock prices. Overall stock values could decline generally or could underperform other investments.

SMALLER COMPANY RISK. The Fund invests in small and mid capitalization companies. Such companies may be more vulnerable to adverse general market or economic developments, and their securities may be less liquid and may experience greater price volatility than larger, more established companies as a result of several factors, including limited trading volumes, products or financial resources, management inexperience and less publicly available information. Accordingly, such companies are generally subject to greater market risk than larger, more established companies.

NON-CORRELATION RISK. The Fund's return may not match the return of the Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Index, and may incur costs in buying and selling securities, especially when rebalancing the Fund's portfolio holdings to reflect changes in the composition of the Index. In addition, the Fund's portfolio holdings may not exactly replicate the securities included in the Index or the ratios between the securities included in the Index.

REPLICATION MANAGEMENT RISK. The Fund is exposed to additional market risk due to its policy of investing principally in the securities included in the Index. As a result of this policy, securities held by the Fund will generally not be bought or sold in response to market fluctuations, and the securities may be issued by companies concentrated in a particular industry. Therefore, the Fund will generally not sell a stock because the stock's issuer is in financial trouble, unless that stock is removed or is anticipated to be removed from the Index.

NON-DIVERSIFICATION RISK. The Fund is classified as "non-diversified" under the Investment Company Act of 1940, as amended (the "1940 Act"). As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended (the "Code"). The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly concentrated in certain issuers.

INDUSTRIALS SECTOR RISK. The Fund invests in the securities of companies in the industrials sector. Many companies in this sector convert unfinished goods into finished durables used to manufacture other goods or provide services. Some industries included in this sector are electrical equipment and components, industrial products, manufactured housing and telecommunications equipment. General risks of these companies include the general state of the economy, intense competition, consolidation, domestic and international politics, excess capacity and consumer demand and spending trends. In addition, they may also be significantly affected by overall capital spending levels, economic cycles, technical obsolescence, delays in modernization, labor relations, government regulations and e-commerce initiatives.

SMART GRID RISK. The Fund will be concentrated in smart grid companies. Smart grid companies can be negatively affected by high costs of research and development, high capital requirements for implementation, uncertain government regulations and input, limited ability of industrial and utility companies to quickly transform their businesses in order to implement new technologies and uncertainty of the ability of new products to penetrate established industries. Smart grid companies are often reliant upon contracts with government and commercial customers which may expire from time to time. Such companies are also affected by the general business conditions within the industrial, utility, information technology and telecommunications sectors and the overall global economy.

NON-U.S. SECURITIES RISK. The Fund invests in securities of non-U.S. issuers. Such securities are subject to higher volatility than securities of domestic issuers due to possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities; lack of liquidity; excessive taxation; government seizure of assets; different legal or accounting standards; and less government supervision and regulation of exchanges in foreign countries.

CURRENCY RISK. Because the Fund's NAV is determined on the basis of U.S. dollars and the Fund invests in foreign securities, you may lose money if the local currency of a foreign market depreciates against the U.S. dollar, even if the local currency value of a Fund's holdings goes up.

SECURITIES LENDING RISK. The Fund may engage in securities lending. Securities lending involves the risk that the Fund may lose money because the borrower of the Fund's loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of the collateral provided for the loaned securities or a decline in the value of any investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund.

ANNUAL TOTAL RETURN

The bar chart and table below illustrate the annual calendar year returns of the Fund based on NAV for the past two years as well as the average annual Fund and Index returns for the one year and since inception periods ended December 31, 2011. The bar chart and table provide an indication of the risks of investing in the Fund by showing how the Fund's average annual total returns based on NAV compare to those of the Index and two broad-based securities market indices. See "Total Return Information" for additional performance information regarding the Fund. The Fund's performance information is accessible on the Fund's website at www.ftportfolios.com.

Returns before taxes do not reflect the effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains. Returns after taxes on distributions and sale of Shares assume you sold your Shares at period end, and, therefore, are also adjusted for any capital gains or losses incurred. Returns for the market indices do not include expenses, which are deducted from Fund returns, or taxes.

Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Fund Shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.

FIRST TRUST NASDAQ(R) CLEAN EDGE(R) SMART GRID INFRASTRUCTURE INDEX FUND-- TOTAL RETURNS

During the two-year period ended December 31, 2011, the Fund's highest and lowest calendar quarter returns were 10.90% and -26.52%, respectively, for the quarters ended September 30, 2010 and September 30, 2011. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2011
Average Annual Total Returns	1 Year		Since Inception		Inception Date
First Trust NASDAQ Clean Edge Smart Grid Infrastructure Index Fund	(20.90%)		(7.83%)		Nov. 16, 2009
First Trust NASDAQ Clean Edge Smart Grid Infrastructure Index Fund After Taxes on Distributions	(21.13%)		(8.02%)		Nov. 16, 2009
First Trust NASDAQ Clean Edge Smart Grid Infrastructure Index Fund After Taxes on Distributions and Sales	(13.55%)		(6.70%)		Nov. 16, 2009
First Trust NASDAQ Clean Edge Smart Grid Infrastructure Index Fund NASDAQ OMX(R) Clean Edge Smart Grid Infrastructure Index(SM)	(20.29%)		(7.03%)		Nov. 16, 2009
First Trust NASDAQ Clean Edge Smart Grid Infrastructure Index Fund Russell 3000(R) Index	1.03%		8.82%		Nov. 16, 2009
First Trust NASDAQ Clean Edge Smart Grid Infrastructure Index Fund Standard and Poor's 1500 Industrials Index	(0.88%)		11.48%		Nov. 16, 2009
First Trust NASDAQ Clean Edge Smart Grid Infrastructure Index Fund MSCI World Industrials Index	(8.20%)	[1]	5.65%	[1]	Nov. 16, 2009
[1]	The broad-based securities market index is changing from S&P 1500 Industrials Index to MSCI World Industrials Index because the MSCI World Industrials Index better reflects the composition of the Fund.